STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Operating costs	$ 855,233	$ 1,113,042	$ 478,919	$ 2,787,640	$ 233,253		$ 8,009,751
Loss from operations	(855,233)	(1,113,042)	(478,919)	(2,787,640)	(233,253)		(8,009,751)
Other income:
Interest income - bank	2	1	17	21	17		56
Interest earned on cash held in Trust Account	396,440	1,054,190	316,796	23,624	4,006		3,383,887
Total other income	396,442	1,054,191	316,813	23,645	4,023		3,383,943
Net loss	$ (458,791)	$ (58,851)	$ (162,106)	$ (2,763,995)	$ (229,230)		$ (4,625,808)
Class A redeemable ordinary share
Other income:
Weighted average shares outstanding, basic	3,050,335	7,905,891	23,000,000	23,000,000	5,102,113	5,102,113	23,000,000	23,000,000
Weighted average shares outstanding, diluted	3,050,335	7,905,891	23,000,000	23,000,000	5,102,113	5,102,113	23,000,000	23,000,000
Basic net loss per share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Diluted net loss per share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Non-redeemable Class A and Class B ordinary shares
Other income:
Weighted average shares outstanding, basic	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	8,285,141	9,110,000	9,110,000
Weighted average shares outstanding, diluted	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	8,285,141	9,110,000	9,110,000
Basic net loss per share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Diluted net loss per share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)